Postretirement Health-Care and Life-Insurance Plans (Tables)	12 Months Ended
Jun. 29, 2013
Weighted Average Actuarial Assumptions
The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations for the three years ending June 29, 2013 were:

	2013	2012	2011
Net periodic benefit cost
Discount rate	3.9%	5.3%	5.1%
Plan obligations
Discount rate	4.4	3.8	5.3
Health-care cost trend assumed for the next year	7.5	7.5	8.0
Rate to which the cost trend is assumed to decline	5.0	5.0	5.0
Year that rate reaches the ultimate trend rate	2018	2017	2017

Effect Of One Percent Change In Health Care Trend Rates
A one-percentage-point change in assumed health-care cost trend rates would have the following effects:

In millions	One Percentage Point Increase	One Percentage Point Decrease
Effect on total service and interest components	$1	$(1)
Effect on postretirement benefit obligation	9	(8)

Net Periodic Benefit Cost
The components of the net periodic benefit income associated with continuing operations were as follows:

In millions	2013	2012	2011
Components of defined benefit net periodic cost (income)
Service cost	$2	$2	$2
Interest cost	4	3	5
Net amortization and deferral	(9)	(8)	(9)
Net periodic benefit income	$(3)	$(3)	$(2)

Funded Status Of Postretirement Health-Care And Life-Insurance Plans
The funded status of postretirement health-care and life-insurance plans related to continuing operations at the respective year-ends were:

In millions	2013	2012
Accumulated postretirement benefit obligation
Beginning of year	$101	$84
Service cost	3	2
Interest cost	4	3
Net benefits paid	(5)	(8)
Plan participant contributions	1	2
Actuarial (gain) loss	(14)	18
End of year	90	101
Fair value of plan assets	1	1
Funded status	$(89)	$(100)
Amounts recognized on the consolidated balance sheets
Accrued liabilities	$(6)	$(6)
Other liabilities	(83)	(94)
Total liability recognized	$(89)	$(100)
Amounts recognized in accumulated other comprehensive loss
Unamortized prior service credit	$(20)	$(29)
Unamortized net actuarial loss	10	25
Unamortized net initial asset	—	(1)
Total	$(10)	$(5)